Business Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 6,712	$ 2,946	$ 1,390
Provision for credit losses	1,375	645	(37)
Net interest income after provision for credit losses	5,337	2,301	1,427
Noninterest income	12,075	2,136	508
Noninterest expense	5,335	3,075	1,234
Income before income taxes	12,077	1,362	701
Income tax expense	611	264	154
Net income	11,466	1,098	547
Total assets	213,758	109,298	58,309
Loans and leases	133,302	70,781	32,372
Operating lease equipment, net	8,746	8,156
Deposits	145,854	89,408	51,406
Operating Segments | General Bank
Segment Reporting Information [Line Items]
Net interest income (expense)	2,580	1,830	1,447
Provision for credit losses	77	11	(37)
Net interest income after provision for credit losses	2,503	1,819	1,484
Noninterest income	526	483	433
Noninterest expense	1,839	1,458	1,179
Income before income taxes	1,190	844	738
Income tax expense	319	214	162
Net income	871	630	576
Total assets	61,077	45,804	33,848
Loans and leases	62,832	43,212	31,820
Operating lease equipment, net	0	0	51,344
Deposits	68,729	67,894
Operating Segments | Commercial Bank
Segment Reporting Information [Line Items]
Net interest income (expense)	1,015	884	17
Provision for credit losses	517	121	0
Net interest income after provision for credit losses	498	763	17
Noninterest income	559	517	0
Noninterest expense	823	744	3
Income before income taxes	234	536	14
Income tax expense	69	128	3
Net income	165	408	11
Total assets	31,826	28,235	552
Loans and leases	30,936	27,491	552
Operating lease equipment, net	780	723	62
Deposits	3,228	3,219
Operating Segments | SVB Commercial
Segment Reporting Information [Line Items]
Net interest income (expense)	1,647	0	0
Provision for credit losses	65	0	0
Net interest income after provision for credit losses	1,582	0	0
Noninterest income	430	0	0
Noninterest expense	1,284	0	0
Income before income taxes	728	0	0
Income tax expense	184	0	0
Net income	544	0	0
Total assets	45,471	0	0
Loans and leases	39,511	0	0
Operating lease equipment, net	0	0	0
Deposits	34,730	0
Operating Segments | Rail
Segment Reporting Information [Line Items]
Net interest income (expense)	(143)	(80)	0
Provision for credit losses	0	0	0
Net interest income after provision for credit losses	(143)	(80)	0
Noninterest income	746	657	0
Noninterest expense	481	428	0
Income before income taxes	122	149	0
Income tax expense	32	37	0
Net income	90	112	0
Total assets	8,199	7,647	0
Loans and leases	23	78	0
Operating lease equipment, net	7,966	7,433	0
Deposits	13	15
Corporate
Segment Reporting Information [Line Items]
Net interest income (expense)	1,613	312	(74)
Provision for credit losses	716	513	0
Net interest income after provision for credit losses	897	(201)	(74)
Noninterest income	9,814	479	75
Noninterest expense	908	445	52
Income before income taxes	9,803	(167)	(51)
Income tax expense	7	(115)	(11)
Net income	9,796	(52)	(40)
Total assets	67,185	27,612	23,909
Loans and leases	0	0	0
Operating lease equipment, net	0	0	$ 0
Deposits	$ 39,154	$ 18,280